Note 3 - Investment Securities Available for Sale - 10Q (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 3 - Investment Securities Available for Sale - 10Q (Details) [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 1,600,000	$ 1,600,000	$ 1,200,000
Cash, FDIC Insured Amount		250,000
Available for Sale Securities Amortized Cost	48,389,000	52,562,000	61,179,000
Collateral Required for Deposits Minimum Balance [Member]
Note 3 - Investment Securities Available for Sale - 10Q (Details) [Line Items]
Cash, FDIC Insured Amount	250,000	250,000
Federal Reserve Bank Primary Discount Window [Member]
Note 3 - Investment Securities Available for Sale - 10Q (Details) [Line Items]
Available-for-sale Securities Pledged as Collateral	8,000,000	7,900,000
Call Options [Member]
Note 3 - Investment Securities Available for Sale - 10Q (Details) [Line Items]
Available for Sale Securities Amortized Cost	32,800,000	36,800,000	48,500,000
Callable Within One Year [Member]
Note 3 - Investment Securities Available for Sale - 10Q (Details) [Line Items]
Available for Sale Securities Amortized Cost	9,600,000	9,200,000	26,600,000
Federal Reserve Bank Transaction Settlements [Member]
Note 3 - Investment Securities Available for Sale - 10Q (Details) [Line Items]
Available-for-sale Securities Pledged as Collateral			$ 8,900,000